Financial Risks - Summary of Composition by Credit Quality of Debt Securities, Available-for-Sale, in an Unrealized Loss Position (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of available for sale debt securities [line items]
Carrying value of securities with unrealized losses	€ 24,080	€ 10,937
Unrealized losses	(1,264)	(389)
AAA [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with unrealized losses	6,318	4,924
Unrealized losses	(186)	(135)
AA [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with unrealized losses	1,468	753
Unrealized losses	(48)	(16)
A [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with unrealized losses	5,345	1,750
Unrealized losses	(181)	(44)
BBB [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with unrealized losses	8,881	2,339
Unrealized losses	(578)	(70)
BB [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with unrealized losses	920	507
Unrealized losses	(90)	(39)
B [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with unrealized losses	742	323
Unrealized losses	(87)	(32)
Below B [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with unrealized losses	407	341
Unrealized losses	€ (95)	€ (54)